UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7512

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC. - Dreyfus Worldwide Growth Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Worldwide Growth Fund, Inc.
January 31, 2009 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)
Consumer Discretionary--22.6%
Christian Dior	280,000	14,003,406
L'Oreal, ADR	1,200,000	15,900,000
LVMH Moet Hennessy Louis Vuitton	102,175	5,599,929
McDonald's	207,800	12,056,556
McGraw-Hill Cos.	245,000	5,387,550
News, Cl. A	696,400	4,449,996
Procter & Gamble	330,000	17,985,000
Walgreen	503,000	13,787,230
		89,169,667
Consumer Staples--24.3%
Altria Group	552,500	9,138,350
Coca-Cola	403,100	17,220,432
Diageo, ADR	165,000	8,966,100
Fomento Economico Mexicano, ADR	65,000	1,829,750
Groupe Danone, ADR	1,100,000	11,198,000
Nestle, ADR	550,000	18,947,500
PepsiCo	170,675	8,573,005
Philip Morris International	552,500	20,525,375
		96,398,512
Energy--24.1%
Chevron	298,800	21,071,376
ConocoPhillips	26,000	1,235,780
Exxon Mobil	530,008	40,535,012
Royal Dutch Shell, ADR	150,000	7,384,500
StatoilHydro, ADR	400,068	6,893,172
Total, ADR	367,516	18,294,947
		95,414,787
Financial--2.7%
American Express	32,850	549,581
Assicurazioni Generali	13,990	291,977

Eurazeo	69,670	2,365,703
HSBC Holdings, ADR	100,000	3,884,000
JPMorgan Chase & Co.	65,100	1,660,701
Zurich Financial Services	10,100	1,828,606
		10,580,568
Health Care--13.3%
Abbott Laboratories	200,300	11,104,632
Johnson & Johnson	228,525	13,183,607
Novartis, ADR	78,000	3,218,280
Novo Nordisk, ADR	50,000	2,656,500
Roche Holding, ADR	636,000	22,329,960
		52,492,979
Industrial--3.6%
Emerson Electric	164,200	5,369,340
General Dynamics	18,000	1,021,140
General Electric	251,072	3,045,503
United Technologies	100,000	4,799,000
		14,234,983
Information Technology--3.1%
Apple	16,000 a	1,442,080
Intel	570,941	7,365,139
Microsoft	200,000	3,420,000
		12,227,219
Materials--3.2%
Air Liquide, ADR	800,059	11,664,860
Yara International, ADR	37,400	847,484
		12,512,344
Total Common Stocks
(cost $276,015,340)		383,031,059

Other Investment--3.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,490,000)	12,490,000 [b]	12,490,000

Total Investments (cost $288,505,340)	100.1%	395,521,059

Liabilities, Less Cash and Receivables	(.1%)	(540,043)
Net Assets	100.0%	394,981,016

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $288,505,340.

Net unrealized appreciation on investments was $107,015,719 of which $137,455,320 related to appreciated investment securities and $30,439,601 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	314,633,255		0
Level 2 - Other Significant Observable Inputs	80,887,804		0
Level 3 - Significant Unobservable Inputs	0		0
Total	395,521,059		0
*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc. - Dreyfus Worldwide Growth Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)